Commitments and contingencies - Summary of Non Cancellable Operating Lease Agreements (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Remainder of 2021	$ 805
2022	1,441
2023	470
2024	20
Total	$ 2,736